CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,467,937)	$ (357,817)	¥ (816,547)	¥ (470,618)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	405,408	58,779	373,745	360,781
Noncash lease expenses	53,765	7,795	40,156
Loss on the disposal of property and equipment	1,894	275	73	2,654
Provision for allowance for credit losses	5,870	851	2,090	12,700
Write-down of inventories	8,931	1,295	2,595
Share of loss in equity method investments	6,471	938	6,563	7,526
Loss on disposal of investment			110
Impairment loss of investments measured at measurement alternatives	0		16,500	3,500
Impairment loss of equity method investment	12,186	1,767	0	0
Impairment loss of property and equipment	0		0	6,449
Impairment loss of intangible assets, deferred cost and goodwill	2,097,257	304,074
Fair value change of investments	36,432	5,282	11,627
Share-based compensation	174,236	25,262	454,552
Loss on the disposal of business or subsidiary			585
Foreign exchange losses (gains)	(48,624)	(7,050)	16,607	34,740
Changes in operating assets and liabilities:
Inventories	36,412	5,279	(304,377)	(111,437)
Prepayments and other receivables, net	250,926	36,381	(514,815)	(123,535)
Amount due from related parties, net	291,045	42,198	(132,797)	(69,963)
Funds receivable from third party payment service providers	88,818	12,877	(280,832)	(45,842)
Other non-current assets	9,789	1,419	215	1,119
Accounts payable	14,468	2,098	14,110	(8,538)
Contract liabilities	(16,595)	(2,406)	178,079
Accrued expenses and other current liabilities	177,911	25,795	43,297	63,345
Accrued payroll and welfare	(19,753)	(2,864)	(9,613)	(457)
Amount due to related parties	(72,678)	(10,537)	27,729	(27,972)
Operating lease liabilities	(53,109)	(7,700)	(3,751)
Deferred tax liabilities	(111,826)	(16,213)	(143,863)	(47,320)
Net cash (used in) provided by operating activities	881,297	127,778	(1,017,962)	(412,868)
Cash flows from investing activities:
Purchase of property and equipment	(61,463)	(8,911)	(73,920)	(37,839)
Proceeds from disposal of property and equipment	5,517	800	2,896	12,733
Purchases of short-term investments	(666,252)	(96,597)	(787,217)	(99,776)
Purchases of long-term investments	(31,844)	(4,617)	(215,472)	(20,000)
Proceeds on acquisition of subsidiary, net	29,871	4,331
Prepayment for long-term investment	(180,000)	(26,098)
Proceeds from maturity of short-term investments	394,488	57,195	373,696	125,573
Collection of loan repayment from related parties	13,000	1,885	200,015	178,666
Loans to related parties	(13,000)	(1,885)	(166,400)	(140,732)
Loans to one third party	(12,000)	(1,740)	(37,000)
Collection of loan repayments from one third party	5,000	725	33,000
Cash provided by (used in) investing activities	(516,683)	(74,912)	(670,402)	18,625
Cash flows from financing activities:
Proceeds from short-term borrowings	185,983	26,965	253,700	764,143
Repayment for short-term borrowings	(156,970)	(22,759)	(560,972)	(595,094)
Repayment of related party loan				(223)
Proceeds from long-term borrowings				65,200
Prepaid subscription for convertible redeemable preferred shares				150,000
Prepaid subscription for convertible redeemable preferred shares from a related party				35,000
Proceeds from issuance of convertible redeemable preferred shares			1,138,232	512,715
Payment for convertible redeemable preferred shares issuance costs			(30,203)	(1,779)
Proceeds from IPO, net of issuance cost of RMB46,931			1,488,866
Proceeds from exercise of options	2,864	415
Repurchase of ordinary shares	(217,920)	(31,595)
Cash provided by (used in) financing activities	(186,043)	(26,974)	2,289,623	929,962
Effect of foreign exchange rate changes on cash and cash equivalents	18,413	2,668	(12,993)	(28,426)
Net increase in cash, cash equivalents and restricted cash	196,984	28,560	588,266	507,293
Cash, cash equivalent and restricted cash at the beginning of the year	1,506,642	218,443	918,376	411,083
Cash, cash equivalent and restricted cash at the end of the year	1,703,626	247,003	1,506,642	918,376
Cash and cash equivalents	1,703,626	247,003	1,356,342	918,076
Restricted cash and others included in the prepayments and other receivables, net			150,300	300
Supplemental cash flow disclosures of operations:
Interest expenses paid	6,163	894	16,778	21,090
Cash paid for amounts included in the measurement of operating lease liabilities	56,646	8,213	37,119
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	62,609	9,077	72,913
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares			508,627	1,304,498
Exercise of warrant			10,345
Payable for preferred shares issuance costs			(5,220)	¥ (15,618)
Payable for purchase of property and equipment	¥ (8,193)	$ (1,188)	(3,258)
Receivable from long-term investments			¥ 22,315